Debt and Other Obligations - Schedule of Future Years Payments (Details) - Term Loan Facility $ in Millions	Dec. 31, 2018 USD ($)
Interest
2019	$ 21.9
2020	20.9
2021	20.5
2022	21.4
2023	22.5
2024	13.2
Total	120.4
Scheduled Repayment
2019	8.1
2020	8.1
2021	8.1
2022	8.1
2023	8.1
2024	617.7
Total	658.2
Total
2019	30.0
2020	29.0
2021	28.6
2022	29.5
2023	30.6
2024	630.9
Total	$ 778.6